Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	February 2017
Distribution Date	03/15/17
Transaction Month	42
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:		$1,294,029,653.21

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%		September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%		June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%		February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%		March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%		March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%		March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%		January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$74,675,310.92	0.6294808	$61,330,929.59	0.5169934	$13,344,381.33
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$161,375,310.92	0.1256494	$148,030,929.59	0.1152593	$13,344,381.33

Weighted Avg. Coupon (WAC)	3.51%		3.53%
Weighted Avg. Remaining Maturity (WARM)	20.45		19.60
Pool Receivables Balance	$185,261,845.36		$171,465,374.27
Remaining Number of Receivables	29,148		28,267

Adjusted Pool Balance	$180,785,755.72		$167,441,374.39

III. COLLECTIONS

Principal:
Principal Collections	$13,521,120.96
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$266,953.89
Total Principal Collections	$13,788,074.85

Interest:
Interest Collections	$528,095.57
Late Fees & Other Charges	$41,073.00
Interest on Repurchase Principal	$-
Total Interest Collections	$569,168.57

Collection Account Interest	$4,469.06
Reserve Account Interest	$1,177.78
Servicer Advances	$-

Total Collections	$14,362,890.26

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	February 2017
Distribution Date	03/15/17
Transaction Month	42
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$14,362,890.26
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$14,362,890.26

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$154,384.87	$-	$154,384.87	$154,384.87
Collection Account Interest					$4,469.06
Late Fees & Other Charges					$41,073.00
Total due to Servicer					$199,926.93

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$96,455.61		$96,455.61

Total Class A interest:		$96,455.61		$96,455.61	$96,455.61

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$13,880,230.64

9. Regular Principal Distribution Amount:					$13,344,381.33

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$13,344,381.33
Class A Notes Total:		$13,344,381.33		$13,344,381.33
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$13,344,381.33		$13,344,381.33

10. Required Deposit to Reserve Account	0.00

11. Trustee Expenses	0.00

12. Remaining Available Collections Released to Certificateholder	535,849.31

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,476,089.64
Beginning Period Amount	$4,476,089.64
Current Period Amortization	$452,089.76
Ending Period Required Amount	$4,023,999.88
Ending Period Amount	$4,023,999.88
Next Distribution Date Required Amount	$3,598,377.75

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	February 2017
Distribution Date	03/15/17
Transaction Month	42
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	10.74%	11.59%	11.59%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.45%	27,828	97.56%	$167,287,010.43
30 - 60 Days	1.24%	350	1.93%	$3,300,823.01
61 - 90 Days	0.27%	77	0.45%	$770,196.18
91-120 Days	0.04%	12	0.06%	$107,344.65
121 + Days	0.00%	0	0.00%	$-
Total		28,267		$171,465,374.27

Delinquent Receivables 30+ Days Past Due
Current Period	1.55%	439	2.44%	$4,178,363.84
1st Preceding Collection Period	1.85%	540	2.88%	$5,339,764.00
2nd Preceding Collection Period	1.86%	555	2.86%	$5,704,491.73
3rd Preceding Collection Period	1.87%	573	2.91%	$6,230,367.96
Four-Month Average	1.78%		2.77%

Repossession in Current Period		22		$204,845.22
Repossession Inventory		53		$122,195.53

Current Charge-Offs
Gross Principal of Charge-Offs				$275,350.13
Recoveries				$(266,953.89)
Net Loss				$8,396.24

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.05%

Average Pool Balance for Current Period				$178,363,609.82

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.06%
1st Preceding Collection Period				0.49%
2nd Preceding Collection Period				0.58%
3rd Preceding Collection Period				0.81%
Four-Month Average				0.49%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	30	2,147	$32,638,123.29
Recoveries	33	1,960	$(19,733,493.55)
Net Loss			$12,904,629.74
Cumulative Net Loss as a % of Initial Pool Balance			0.96%

Net Loss for Receivables that have experienced a Net Loss *	19	1,810	$12,993,316.37
Average Net Loss for Receivables that have experienced a Net Loss			$7,178.63

Principal Balance of Extensions			$629,780.63
Number of Extensions			60

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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